Net Loss Attributable to Common Stockholders Per Share (Schedule of Antidilutive Securities) (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of net loss per share (in shares)	0	0	59,943,702	56,981,895
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of net loss per share (in shares)	0	0	50,462,272	50,462,272
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of net loss per share (in shares)	0	0	9,308,036	6,383,104
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of net loss per share (in shares)	0	0	36,875
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of net loss per share (in shares)	0	0	136,519	136,519